Share-based payments (Details) - Schedule of potential shares from outstanding warrants - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of potential shares from outstanding warrants [Abstract]
Balance opening	5,766,093	4,250,687
Number of warrants cancelled/forfeited during the year	(304,968)	(357,594)
Number of warrants granted during the year	3,456,500	1,873,000
Balance ending	8,917,625	5,766,093